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                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                             AIM PREMIER EQUITY FUND

                       Supplement dated November 14, 2005
                     to the Prospectus dated April 29, 2005,
                          as supplemented July 1, 2005

The Board of Trustees of AIM Funds Group ("AFG"), unanimously approved, on November 14, 2005, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Premier Equity Fund ("Premier Equity Fund"), a series of AFG, would transfer all of its assets to AIM Charter Fund ("Charter Fund"), a series of AIM Equity Funds ("AEF"). The Plan requires approval by Premier Equity Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about February 28, 2006. If the Plan is approved by shareholders of Premier Equity Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of Premier Equity Fund will receive a corresponding class of shares of Charter Fund in exchange for their shares of Premier Equity Fund, and Premier Equity Fund will cease operations.

It is anticipated that Premier Equity Fund will close to new investors during the first quarter of 2006.



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                          INSTITUTIONAL CLASS SHARES OF

                             AIM BASIC BALANCED FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                       Supplement dated November 14, 2005
                    to the Prospectus dated October 25, 2005,
             as supplemented October 25, 2005 and November 9, 2005


The following information is with respect to AIM Premier Equity Fund:

The Board of Trustees of AIM Funds Group ("AFG"), unanimously approved, on November 14, 2005, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Premier Equity Fund ("Premier Equity Fund"), a series of AFG, would transfer all of its assets to AIM Charter Fund ("Charter Fund"), a series of AIM Equity Funds ("AEF"). The Plan requires approval by Premier Equity Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about February 28, 2006. If the Plan is approved by shareholders of Premier Equity Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of Premier Equity Fund will receive a corresponding class of shares of Charter Fund in exchange for their shares of Premier Equity Fund, and Premier Equity Fund will cease operations.

It is anticipated that Premier Equity Fund will close to new investors during the first quarter of 2006.